IMPACTS ON APPLICATION OF NEW STANDARDS (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($)	Jan. 01, 2019 COP ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2017 COP ($)
Disclosure Of Impacts On Application Of New Standards [Line Items]
Liabilities	$ 193,458,393			$ 179,478,661
Retained earnings	3,906,945			3,568,182
Net deferred tax liabilities	1,318,295			$ 1,440,198
Adoption Of IFRS 9 [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Net deferred tax liabilities			$ 120,000
Adoption Of IFRS 9 [Member] | Bottom of range [member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Right-of-use assets		$ 1,980,830
Lease liabilities		2,393,442
Retained earnings		309,815
Adoption Of IFRS 9 [Member] | Top of range [member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Right-of-use assets		2,174,830
Lease liabilities		2,587,442
Retained earnings		503,815
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Liabilities		$ 55,910
Certificate Of Deposit [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Reclassification of financial assets out of measured at amortised cost into measured at fair value through other comprehensive income	292,019
Securities Issued By El Salvador Government [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Fair value of financial assets reclassified out of fair value through profit or loss and into fair value through other comprehensive income, initial application of IFRS 9	129,962
Securities Issued By Guatemala Government [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Fair value of financial assets reclassified out of fair value through profit or loss and into fair value through other comprehensive income, initial application of IFRS 9	206,031
Reclassification of financial assets out of measured at amortised cost into measured at fair value through other comprehensive income	558,516
Reclassification of financial assets out of measured at amortised cost into measured at fair value through profit or loss	166,608
Securities Issued By Republic of Panama [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Fair value of financial assets reclassified out of fair value through profit or loss and into fair value through other comprehensive income, initial application of IFRS 9	923,787
Securities Issued By Republic of Panama Government [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Fair value of financial assets reclassified out of fair value through profit or loss and into fair value through other comprehensive income, initial application of IFRS 9	475,428
Corporate bonds [Member]
Disclosure Of Impacts On Application Of New Standards [Line Items]
Reclassification of financial assets out of measured at amortised cost into measured at fair value through profit or loss	$ 9,621